Issued Capital and Reserves (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Issued Capital And Reserves
Number of shares, Beginning balance	800,000,000	100
Value of shares, Beginning balance	$ 8,000	$ 1,361,285
At inception		1
Conversion of 100 BPGIZ FZE ordinary shares at 1 for 1 million to the legal acquirer (note 25)		80,000,000
Conversion of 100 BPGIZ FZE ordinary shares at 1 for 1 million to the legal acquirer (note 25), value		$ 8,000
Cash election	(1,281,965)
Cash election, value	$ (128)
Changes in share capital due to business combination (note 25)	9,347,219
Changes in share capital due to business combination (note 25), value	$ 932
Number of shares, Ending balance	89,587,754	800,000,000
Value of shares, Ending balance	$ 8,804	$ 8,000